Fair value - Financial liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	€ 64,760	€ 85,929	€ 104,540
Financial liabilities measured at fair value
Total financial liabilities measured at fair value	374	0	9
Total non-current	28,286	38,915	61,020
Total current	36,848	47,014	43,529
Loans & Borrowings including lease liabilities
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	41,284	64,398	80,980
Trade payables
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	23,348	21,196	23,230
Other liabilities excl. written put option on NCI
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	128	335	330
Derivatives
Financial liabilities measured at fair value
Total financial liabilities measured at fair value	374	0	0
Cash settled share based payments
Financial liabilities measured at fair value
Total financial liabilities measured at fair value	0	0	9
Fair value
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	62,994	84,593	102,408
Fair value | Loans & Borrowings including lease liabilities
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	39,518	63,062	78,848
Fair value | Trade payables
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	23,348	21,196	23,230
Fair value | Other liabilities excl. written put option on NCI
Financial liabilities measured at amortized cost
Total financial liabilities measured at amortized cost	€ 128	€ 335	€ 330